INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	$ 0	$ 2,107
Royalty interest [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	(1,718)	(1,385)
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	1,828	3,377
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	$ (110)	$ 115